SHARE CAPITAL AND SHARE PREMIUM - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Jun. 23, 2026	Jun. 17, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Stock issued during period shares new issues (in shares)		7,700,000
Issuance of ordinary shares, net of issuance costs (in shares)	1,155,000
Shares issued price per share (in dollars per share)		$ 29.35
Proceeds from issuance of ordinary shares, net	$ 212.4		$ 212.4	$ 0.0
Issuance of ordinary shares, net	$ 13.6		$ 212.4
Shares issued, over-allotment option, term	30 days
Share capital
Disclosure Of Classes Of Share Capital [Line Items]
Issuance of ordinary shares, net of issuance costs (in shares)		15,400,000	15,400,000